CONSOLIDATED STATEMENT OF INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenues	€ 185,694	€ 169,022	€ 135,130
Costs of sales	(20,601)	(21,355)	(22,180)
Gross profit	165,093	147,667	112,950
Other income	1,601	435	684
Research and development	(33,712)	(28,368)	(28,882)
General and administrative	(21,079)	(18,913)	(12,221)
Marketing and sales	(45,164)	(39,914)	(34,539)
Other Operating Costs	(99,955)	(87,195)	(75,642)
Operating profit	66,739	60,907	37,992
Fair value gain (loss) on revaluation derivatives	60	(209)	(495)
Other finance income	626	1,011	18
Other finance expenses	(29,151)	(15,259)	(36,658)
Finance cost, net	(28,465)	(14,457)	(37,135)
Share of net profits in associates using the equity method	317	229	0
Profit before tax	38,591	46,679	857
Tax income (expense)	(5,556)	(10,484)	24,136
Profit for the year	€ 33,035	€ 36,195	€ 24,993
Basic earnings per share (in euro per share)	€ 0.051	€ 0.058	€ 0.041
Diluted earnings per share (in euro per share)	€ 0.048	€ 0.054	€ 0.038